Loans and borrowings - Narrative (Details) $ / shares in Units, $ in Thousands, € in Millions				12 Months Ended
	Dec. 19, 2025 USD ($) $ / shares	Dec. 16, 2025 USD ($)	Dec. 08, 2023 USD ($)	Dec. 31, 2025 USD ($) unit	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2025 EUR (€)	Aug. 31, 2025 USD ($)	Mar. 01, 2024	Nov. 08, 2023 USD ($)	Nov. 03, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant compliance, liability to asset ratio				300.00%
Borrowings, covenant compliance, retail sales volume | unit				30,000
Borrowings, covenant compliance, claim repayment, percentage of outstanding borrowings				25.00%
Borrowings				$ 6,359,905	$ 4,938,901		$ 3,453,279
Proceeds from long-term loans and borrowings				191,322	938,474	[1]	1,381,738	[1]
Revenue				3,058,109	2,034,261	[2]	2,368,085	[2]
Proceeds from sale of property, plant and equipment				5,017	33	[1]	1,779	[1]
Property, plant and equipment				292,993	537,743	[3]
Debt modification					283
Financial assets				$ 1,622,722	1,021,266
Geely | PS3 Tooling and Equipment
Disclosure of detailed information about borrowings [line items]
Proceeds from sale of property, plant and equipment			$ 156,056
Property, plant and equipment			149,470
Future changes or modifications cost			$ 6,586
Other financing instruments, production lifecycle period (in years)				6 years					6 years		7 years
Obligation recognized					131,737
Significant unobservable input, assets			0.052
Other equity interest			$ 25,565
Other financing instruments, repayment period (in years)				6 years					6 years		7 years
Credit Facility Agreement With Volvo Cars
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity													$ 800
Borrowings, adjustment to interest rate basis													4.97%
Borrowings, capital raise minimum													$ 350
Borrowings				$ 1,000	1,000
Financial liabilities at fair value through profit or loss				0	0
Credit Facility Agreements With Geely
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity												$ 250
Borrowings, adjustment to interest rate basis												4.97%
Borrowings				250	250
Financial liabilities at fair value through profit or loss				0	0
Amount of debt converted to equity	$ 300,000
Accrued interest conversion price (in dollars per share) | $ / shares	$ 19.34
Subordinated Credit Facility Agreement With Geely Entity
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		$ 600
Subordinated Credit Facility Agreement With Geely Entity, Drawdown 1
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		$ 300
Borrowings, adjustment to interest rate basis		3.00%
Proceeds from long-term loans and borrowings		$ 300
Subordinated Credit Facility Agreement With Geely Entity, Drawdown 2
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		$ 300
Club Loan
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 977,236	$ 927,235
Debt to asset ratio covenant				1.40	0.85
Minimum revenue covenany				$ 3,000,000	$ 7,144,900
Debt to asset ratio				1.37
Club Loan | Minimum
Disclosure of detailed information about borrowings [line items]
Quarterly cash level covenant | €									€ 400.0
Club Loan | Maximum
Disclosure of detailed information about borrowings [line items]
Quarterly cash level covenant				$ 5,500,000
Borrowing collateralized with tooling
Disclosure of detailed information about borrowings [line items]
Borrowings				333,696	124,878		$ 131,737
Debt modification					(2,478)
Asset Transfer Agreement | Geely
Disclosure of detailed information about borrowings [line items]
Borrowings				148,000						$ 75,700
Asset Transfer Agreement | Loans and receivables
Disclosure of detailed information about borrowings [line items]
Financial assets				68,974
Asset Transfer Agreement, PS3 Tooling and Equipment | Loans and receivables
Disclosure of detailed information about borrowings [line items]
Financial assets				112,843	124,878
Asset Transfer Agreement, PS5 Tooling and Equipment | Loans and receivables
Disclosure of detailed information about borrowings [line items]
Financial assets				151,879
Market RCFs
Disclosure of detailed information about borrowings [line items]
Borrowings				83,283	89,744
Borrowings, average amount outstanding				5,900	8,160
Market RCFs | Volvo Cars
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 65,625	$ 55,344
Market RCFs | Minimum | Volvo Cars
Disclosure of detailed information about borrowings [line items]
Interest rate				2.00%					2.00%
Market RCFs | Maximum | Volvo Cars
Disclosure of detailed information about borrowings [line items]
Interest rate				2.50%					2.50%

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[2]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[3]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).